S-K 1602(c) Dilution	Sep. 19, 2025 USD ($) $ / shares shares
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.83
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.17
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 188,917,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment	(1,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	27,645,833
Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.85
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.15
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 217,354,088
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	31,745,833
Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.91
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.09
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 126,417,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment	(1,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	21,395,833
Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.92
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.08
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 145,479,088
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	24,558,333
Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.78
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 63,917,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment	(1,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,145,833
Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.76
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 73,604,088
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	17,370,833
Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.16
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.84
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,417,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment	(1,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,895,833
Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 9.83
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 1,729,088
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,183,333
No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.42
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.58
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 251,417,788
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment	(1,250,000)
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	33,895,833
No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.43
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.57
Net Tangible Book Value (in Dollars) | $	$ (45,912)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 289,229,088
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	9,583,333
Number of Shares Used, Adjustment
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	38,933,333
Over-allotment Option Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.43
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.15
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.08
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.76
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.83
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.42
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.17
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.91
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	4.09
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.78
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.16
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	9.84
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.83
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.85
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.91
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.92
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.22
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.16
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.17
Public Units [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.42
Public Units [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.43
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 251,725,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	289,225,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,725,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	289,225,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,725,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	289,225,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,725,000
Net proceeds from this offering and the sale of the placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	289,225,000
Net proceeds from this offering and the sale of the placement shares [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	251,725,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	50,000
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Deferred underwriting commissions [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(311,300)
Less: Overallotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(311,300)
Less: Overallotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(311,300)
Less: Overallotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(311,300)
Less: Overallotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Overallotment liability [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(311,300)
Less: Overallotment liability [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(62,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(71,875,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(125,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(143,750,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(187,500,000)
Less: Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(215,625,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(250,000,000)
Less: Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(287,500,000)
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Less: Amounts paid for redemptions [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered and sale of placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	25,000,000
Ordinary shares offered and sale of placement shares [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	28,750,000
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,500
Representative shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	71,875
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,500
Representative shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	71,875
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,500
Representative shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	71,875
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,500
Representative shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	71,875
Representative shares [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	62,500
Representative shares [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	71,875
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(6,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(7,187,500)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(12,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(14,375,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(18,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(21,562,500)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(25,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	(28,750,000)
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Less: Ordinary shares redeemed [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	500,000
Placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	528,125
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	500,000
Placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	528,125
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	500,000
Placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	528,125
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	500,000
Placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	528,125
Placement shares [Member] | No Redemption [Member] | Without Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	500,000
Placement shares [Member] | No Redemption [Member] | With Over- allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment	528,125